Separate Financial Information of Subsidiary Guarantors of Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Guarantees [Abstract]
Additional Financial Information Disclosure
Separate Financial Information of Subsidiary Guarantors of Indebtedness

The Senior Unsecured Notes (see Note 10, "Debt") are fully and unconditionally guaranteed, on a joint and several basis, by each of the Company's Guarantor Subsidiaries. The following condensed consolidating financial information reflects the summarized financial information of Quad/Graphics, the Guarantor Subsidiaries on a combined basis and the Company's non-guarantor subsidiaries on a combined basis.

Condensed Consolidating Statement of Operations
For the Three Months Ended September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$479.0	$689.4	$182.2	$(114.2)	$1,236.4

Cost of sales	361.0	574.3	156.3	(114.2)	977.4
Selling, general and administrative expenses	47.1	45.9	14.0	—	107.0
Depreciation and amortization	32.9	41.4	10.0	—	84.3
Restructuring, impairment and transaction-related charges	1.5	8.5	4.1	—	14.1
Total operating expenses	442.5	670.1	184.4	(114.2)	1,182.8
Operating income (loss)	$36.5	$19.3	$(2.2)	$—	$53.6
Interest expense (income)	23.3	(0.3)	2.1	—	25.1
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	13.2	19.6	(4.3)	—	28.5
Income tax expense (benefit)	10.2	(8.2)	1.1	—	3.1
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	3.0	27.8	(5.4)	—	25.4
Equity in earnings (loss) of consolidated entities	21.4	1.3	—	(22.7)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(1.0)	—	(1.0)
Net earnings (loss)	$24.4	$29.1	$(6.4)	$(22.7)	$24.4
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—
Net earnings (loss) attributable to Quad/Graphics common shareholders	$24.4	$29.1	$(6.4)	$(22.7)	$24.4

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$24.4	$29.1	$(6.4)	$(22.7)	$24.4
Other comprehensive income (loss), net of tax	(23.9)	(1.0)	(22.1)	23.1	(23.9)
Total comprehensive income (loss)	0.5	28.1	(28.5)	0.4	0.5
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	—	—	—
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$0.5	$28.1	$(28.5)	$0.4	$0.5

Condensed Consolidating Statement of Operations
For the Three Months Ended September 30, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$491.1	$723.5	$106.3	$(114.9)	$1,206.0

Cost of sales	372.3	603.1	89.7	(114.9)	950.2
Selling, general and administrative expenses	38.2	54.8	8.6	—	101.6
Depreciation and amortization	33.6	41.3	7.1	—	82.0
Restructuring, impairment and transaction-related charges	3.7	22.7	1.4	—	27.8
Total operating expenses	447.8	721.9	106.8	(114.9)	1,161.6
Operating income (loss)	$43.3	$1.6	$(0.5)	$—	$44.4
Interest expense (income)	19.4	(0.2)	1.7	—	20.9
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.9	1.8	(2.2)	—	23.5
Income tax expense (benefit)	18.0	(8.3)	0.7	—	10.4
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	5.9	10.1	(2.9)	—	13.1
Equity in earnings (loss) of consolidated entities	7.1	(0.7)	—	(6.4)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(0.5)	—	(0.5)
Net earnings (loss)	$13.0	$9.4	$(3.4)	$(6.4)	$12.6
Net (earnings) loss attributable to noncontrolling interests	—	—	0.4	—	0.4
Net earnings (loss) attributable to Quad/Graphics common shareholders	$13.0	$9.4	$(3.0)	$(6.4)	$13.0

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended September 30, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$13.0	$9.4	$(3.4)	$(6.4)	$12.6
Other comprehensive income (loss), net of tax	1.1	0.2	0.6	(0.7)	1.2
Total comprehensive income (loss)	14.1	9.6	(2.8)	(7.1)	13.8
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.3	—	0.3
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$14.1	$9.6	$(2.5)	$(7.1)	$14.1

Condensed Consolidating Statement of Operations
For the Nine Months Ended September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,343.5	$1,961.0	$436.5	$(302.8)	$3,438.2

Cost of sales	1,035.0	1,651.8	378.9	(302.8)	2,762.9
Selling, general and administrative expenses	142.3	142.5	26.1	—	310.9
Depreciation and amortization	98.0	130.1	25.3	—	253.4
Restructuring, impairment and transaction-related charges	7.5	25.5	12.9	—	45.9
Total operating expenses	1,282.8	1,949.9	443.2	(302.8)	3,373.1
Operating income (loss)	$60.7	$11.1	$(6.7)	$—	$65.1
Interest expense (income)	64.1	(0.8)	6.2	—	69.5
Loss on debt extinguishment	6.0	—	—	—	6.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	(9.4)	11.9	(12.9)	—	(10.4)
Income tax expense (benefit)	8.8	(17.7)	1.2	—	(7.7)
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(18.2)	29.6	(14.1)	—	(2.7)
Equity in earnings (loss) of consolidated entities	11.0	0.4	—	(11.4)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(4.8)		(4.8)
Net earnings (loss)	$(7.2)	$30.0	$(18.9)	$(11.4)	$(7.5)
Net (earnings) loss attributable to noncontrolling interests	—	—	0.3	—	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(7.2)	$30.0	$(18.6)	$(11.4)	$(7.2)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Nine Months Ended September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(7.2)	$30.0	$(18.9)	$(11.4)	$(7.5)
Other comprehensive income (loss), net of tax	(25.6)	(1.5)	(23.5)	25.0	(25.6)
Total comprehensive income (loss)	(32.8)	28.5	(42.4)	13.6	(33.1)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.3	—	0.3
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(32.8)	$28.5	$(42.1)	$13.6	$(32.8)

Condensed Consolidating Statement of Operations
For the Nine Months Ended September 30, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,359.0	$2,034.0	$333.0	$(279.7)	$3,446.3

Cost of sales	1,042.1	1,706.4	285.0	(279.7)	2,753.8
Selling, general and administrative expenses	133.6	154.5	24.5	—	312.6
Depreciation and amortization	103.6	132.6	22.5	—	258.7
Restructuring, impairment and transaction-related charges	9.6	61.9	11.4	—	82.9
Total operating expenses	1,288.9	2,055.4	343.4	(279.7)	3,408.0
Operating income (loss)	$70.1	$(21.4)	$(10.4)	$—	$38.3
Interest expense (income)	59.2	(0.2)	5.1	—	64.1
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	10.9	(21.2)	(15.5)	—	(25.8)
Income tax expense (benefit)	29.6	(29.8)	1.5	—	1.3
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(18.7)	8.6	(17.0)	—	(27.1)
Equity in earnings (loss) of consolidated entities	(9.5)	(5.0)	—	14.5	—
Equity in earnings (loss) of unconsolidated entities	—	—	(2.0)	—	(2.0)
Net earnings (loss)	$(28.2)	$3.6	$(19.0)	$14.5	$(29.1)
Net (earnings) loss attributable to noncontrolling interests	—	—	0.9	—	0.9
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(28.2)	$3.6	$(18.1)	$14.5	$(28.2)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Nine Months Ended September 30, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(28.2)	$3.6	$(19.0)	$14.5	$(29.1)
Other comprehensive income (loss), net of tax	(20.0)	(0.7)	(16.9)	17.7	(19.9)
Total comprehensive income (loss)	(48.2)	2.9	(35.9)	32.2	(49.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.8	—	0.8
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(48.2)	$2.9	$(35.1)	$32.2	$(48.2)

Condensed Consolidating Balance Sheet
As of September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$12.2	$5.0	$1.6	$—	$18.8
Receivables, less allowances for doubtful accounts	555.6	63.2	148.7	—	767.5
Intercompany receivables	—	708.9	—	(708.9)	—
Inventories	138.6	133.5	76.0	—	348.1
Other current assets	63.1	34.8	17.3	—	115.2
Total current assets	769.5	945.4	243.6	(708.9)	1,249.6

Property, plant and equipment—net	983.6	651.8	286.0	—	1,921.4
Investment in consolidated entities	2,018.3	111.5	—	(2,129.8)	—
Goodwill and intangible assets—net	0.6	909.6	39.5	—	949.7
Intercompany loan receivable	427.0	2.0	—	(429.0)	—
Other long-term assets	46.7	40.9	60.3	—	147.9

Total assets	$4,245.7	$2,661.2	$629.4	$(3,267.7)	$4,268.6

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$230.5	$70.8	$86.3	$—	$387.6
Intercompany accounts payable	698.5	—	10.4	(708.9)	—
Current portion of long-term debt and capital lease obligations	94.5	4.3	8.6	—	107.4
Other current liabilities	211.1	100.3	56.7	—	368.1
Total current liabilities	1,234.6	175.4	162.0	(708.9)	863.1

Long-term debt and capital lease obligations	1,504.1	8.8	2.0	—	1,514.9
Intercompany loan payable	—	336.2	92.8	(429.0)	—
Other long-term liabilities	285.9	375.4	8.2	—	669.5
Total liabilities	3,024.6	895.8	265.0	(1,137.9)	3,047.5

Total common stock and other equity and noncontrolling interests	1,221.1	1,765.4	364.4	(2,129.8)	1,221.1

Total liabilities and shareholders' equity	$4,245.7	$2,661.2	$629.4	$(3,267.7)	$4,268.6

Condensed Consolidating Balance Sheet
As of December 31, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$4.8	$3.5	$4.8	$—	$13.1
Receivables, less allowances for doubtful accounts	487.6	86.1	125.2	—	698.9
Intercompany receivables	—	688.5	—	(688.5)	—
Inventories	94.2	121.4	56.9	—	272.5
Other current assets	54.8	22.9	12.1	—	89.8
Total current assets	641.4	922.4	199.0	(688.5)	1,074.3

Property, plant and equipment—net	1,032.2	667.7	225.6	—	1,925.5
Investment in consolidated entities	1,849.8	4.3	—	(1,854.1)	—
Goodwill and intangible assets—net	0.5	954.9	39.5	—	994.9
Intercompany loan receivable	421.6	2.0	—	(423.6)	—
Other long-term assets	37.9	57.1	76.0	—	171.0

Total assets	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$213.0	$97.3	$90.7	$—	$401.0
Intercompany accounts payable	678.8	—	9.7	(688.5)	—
Current portion of long-term debt and capital lease obligations	116.0	6.1	12.5	—	134.6
Other current liabilities	199.0	114.1	40.1	—	353.2
Total current liabilities	1,206.8	217.5	153.0	(688.5)	888.8

Long-term debt and capital lease obligations	1,213.0	5.9	53.3	—	1,272.2
Intercompany loan payable	—	336.2	87.4	(423.6)	—
Other long-term liabilities	276.0	436.3	4.8	—	717.1
Total liabilities	2,695.8	995.9	298.5	(1,112.1)	2,878.1

Total common stock and other equity and noncontrolling interests	1,287.6	1,612.5	241.6	(1,854.1)	1,287.6

Total liabilities and shareholders' equity	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

Condensed Consolidating Statement of Cash Flows
For the Nine Months Ended September 30, 2014

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$12.6	$64.4	$(2.2)	$—	$74.8

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(39.6)	(54.9)	(18.6)	—	(113.1)
Acquisition related investing activities—net of cash acquired	(7.2)	(8.9)	(96.4)	—	(112.5)
Intercompany investing activities	(189.4)	(123.3)	—	312.7	—
Other investing activities	0.2	13.3	(2.2)	—	11.3
Net cash from investing activities	(236.0)	(173.8)	(117.2)	312.7	(214.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	1,047.0	—	—	—	1,047.0
Payments of long-term debt and capital lease obligations	(674.8)	(5.2)	(58.1)	—	(738.1)
Borrowings on revolving credit facilities	912.7	—	97.5	—	1,010.2
Payments on revolving credit facilities	(1,016.3)	—	(92.6)	—	(1,108.9)
Payment of dividends	(43.6)	—	—	—	(43.6)
Intercompany financing activities	20.2	123.9	168.6	(312.7)	—
Other financing activities	(14.4)	(7.9)	—	—	(22.3)
Net cash from financing activities	230.8	110.8	115.4	(312.7)	144.3

Effect of exchange rates on cash and cash equivalents	—	0.1	0.8	—	0.9
Net increase (decrease) in cash and cash equivalents	7.4	1.5	(3.2)	—	5.7
Cash and cash equivalents at beginning of period	4.8	3.5	4.8	—	13.1
Cash and cash equivalents at end of period	$12.2	$5.0	$1.6	$—	$18.8

Condensed Consolidating Statement of Cash Flows
For the Nine Months Ended September 30, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$(21.1)	$205.3	$35.2	$—	$219.4

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(42.7)	(64.5)	(10.4)	—	(117.6)
Acquisition related investing activities—net of cash acquired	—	(236.9)	—	—	(236.9)
Intercompany investing activities	(261.3)	(136.6)	—	397.9	—
Other investing activities	3.9	4.5	—	—	8.4
Net cash from investing activities	(300.1)	(433.5)	(10.4)	397.9	(346.1)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(67.7)	(7.2)	(6.4)	—	(81.3)
Borrowings on revolving credit facilities	1,136.4	—	89.5	—	1,225.9
Payments on revolving credit facilities	(878.7)	—	(93.1)	—	(971.8)
Payment of dividends	(42.0)	—	—	—	(42.0)
Intercompany financing activities	168.6	239.5	(10.2)	(397.9)	—
Other financing activities	7.0	(4.5)	—	—	2.5
Net cash from financing activities	323.6	227.8	(20.2)	(397.9)	133.3

Effect of exchange rates on cash and cash equivalents	—	—	(3.2)	—	(3.2)
Net increase (decrease) in cash and cash equivalents	2.4	(0.4)	1.4	—	3.4
Cash and cash equivalents at beginning of period	3.1	2.5	11.3	—	16.9
Cash and cash equivalents at end of period	$5.5	$2.1	$12.7	$—	$20.3

Separate Financial Information of Subsidiary Guarantors of Indebtedness

On April 28, 2014, Quad/Graphics completed a bond offering of $300 million aggregate principal amount of its unsecured 7.0% senior notes due May 1, 2022 (the "Senior Unsecured Notes"). Each of the Company's existing and future domestic subsidiaries that is a borrower or guarantees indebtedness under the Company's $1.6 billion senior secured credit facility or that guarantees certain of the Company's other indebtedness or indebtedness of the Company's restricted subsidiaries (other than intercompany indebtedness) fully and unconditionally guarantee or, in the case of future subsidiaries, will guarantee, on a joint and several basis, the Senior Unsecured Notes (the "Guarantor Subsidiaries"). All of the current Guarantor Subsidiaries are 100% owned by the Company. Guarantor Subsidiaries will be automatically released from these guarantees upon the occurrence of certain events, including the following:

•	the designation of any of the Guarantor Subsidiaries as an unrestricted subsidiary;

•	the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Unsecured Notes by any of the Guarantor Subsidiaries; or

•	the sale or disposition, including the sale of substantially all the assets, of any of the Guarantor Subsidiaries.

The following condensed consolidating financial information reflects the summarized financial information of Quad/Graphics, the Guarantor Subsidiaries on a combined basis and the Company's non-guarantor subsidiaries on a combined basis.

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,923.8	$2,813.7	$457.6	$(399.2)	$4,795.9

Cost of sales	1,467.8	2,342.3	391.0	(399.2)	3,801.9
Selling, general and administrative expenses	176.2	205.5	34.3	—	416.0
Depreciation and amortization	136.5	175.1	28.9	—	340.5
Restructuring, impairment and transaction-related charges	12.0	67.4	15.9	—	95.3
Total operating expenses	1,792.5	2,790.3	470.1	(399.2)	4,653.7
Operating income (loss)	$131.3	$23.4	$(12.5)	$—	$142.2
Interest expense (income)	79.2	(0.4)	6.7	—	85.5
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	52.1	23.8	(19.2)	—	56.7
Income tax expense (benefit)	35.8	(14.0)	1.5	—	23.3
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	16.3	37.8	(20.7)	—	33.4
Equity in earnings (loss) of consolidated entities	16.2	(9.3)	—	(6.9)	—
Equity in earnings (loss) of unconsolidated entities	—	—	(2.5)	—	(2.5)
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Net (earnings) loss attributable to noncontrolling interests	—	—	1.6	—	1.6
Net earnings (loss) attributable to Quad/Graphics common shareholders	$32.5	$28.5	$(21.6)	$(6.9)	$32.5

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Year Ended December 31, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$32.5	$28.5	$(23.2)	$(6.9)	$30.9
Other comprehensive income (loss), net of tax	54.8	79.3	(21.2)	(58.1)	54.8
Total comprehensive income (loss)	87.3	107.8	(44.4)	(65.0)	85.7
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	1.6	—	1.6
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$87.3	$107.8	$(42.8)	$(65.0)	$87.3

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,939.7	$1,958.4	$515.6	$(319.7)	$4,094.0

Cost of sales	1,409.9	1,648.6	444.7	(319.7)	3,183.5
Selling, general and administrative expenses	167.4	140.4	39.3	—	347.1
Depreciation and amortization	142.1	162.3	34.2	—	338.6
Restructuring, impairment and transaction-related charges	28.3	62.8	27.2	—	118.3
Total operating expenses	1,747.7	2,014.1	545.4	(319.7)	3,987.5
Operating income (loss) from continuing operations	$192.0	$(55.7)	$(29.8)	$—	$106.5
Interest expense (income)	74.4	1.1	8.5	—	84.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	117.6	(56.8)	(38.3)	—	22.5
Income tax expense (benefit)	44.7	(75.5)	(0.7)	—	(31.5)
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	72.9	18.7	(37.6)	—	54.0
Equity in earnings (loss) of consolidated entities	(19.5)	(1.3)	—	20.8	—
Equity in earnings (loss) of unconsolidated entities	—	—	2.3	—	2.3
Net earnings (loss) from continuing operations	$53.4	$17.4	$(35.3)	$20.8	$56.3
Discontinued operations, net of tax	34.0	—	(3.2)	—	30.8
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Net (earnings) loss attributable to noncontrolling interests	—	—	0.3	—	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	$87.4	$17.4	$(38.2)	$20.8	$87.4

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Year Ended December 31, 2012

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$87.4	$17.4	$(38.5)	$20.8	$87.1
Other comprehensive income (loss), net of tax	(22.6)	(26.7)	0.8	25.8	(22.7)
Total comprehensive income (loss)	64.8	(9.3)	(37.7)	46.6	64.4
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	0.4	—	0.4
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$64.8	$(9.3)	$(37.3)	$46.6	$64.8

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net sales	$1,911.8	$2,219.8	$507.1	$(314.1)	$4,324.6

Cost of sales	1,395.2	1,783.1	437.9	(314.1)	3,302.1
Selling, general and administrative expenses	174.7	184.8	47.5	—	407.0
Depreciation and amortization	151.4	159.0	34.2	—	344.6
Restructuring, impairment and transaction-related charges	38.0	80.3	(4.3)	—	114.0
Total operating expenses	1,759.3	2,207.2	515.3	(314.1)	4,167.7
Operating income (loss) from continuing operations	$152.5	$12.6	$(8.2)	$—	$156.9
Interest expense (income)	95.5	3.0	9.5	—	108.0
Loss on debt extinguishment	34.0	—	—	—	34.0
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.0	9.6	(17.7)	—	14.9
Income tax expense (benefit)	0.8	18.6	6.6	—	26.0
Earnings (loss) from continuing operations before equity in earnings (loss) of consolidated and unconsolidated entities	22.2	(9.0)	(24.3)	—	(11.1)
Equity in earnings (loss) of consolidated entities	(69.1)	1.7	—	67.4	—
Equity in earnings (loss) of unconsolidated entities	—	—	3.1	—	3.1
Net earnings (loss) from continuing operations	$(46.9)	$(7.3)	$(21.2)	$67.4	$(8.0)
Discontinued operations, net of tax	—	—	(38.6)	—	(38.6)
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Net (earnings) loss attributable to noncontrolling interests	—	—	(0.3)	—	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	$(46.9)	$(7.3)	$(60.1)	$67.4	$(46.9)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Year Ended December 31, 2011

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net earnings (loss)	$(46.9)	$(7.3)	$(59.8)	$67.4	$(46.6)
Other comprehensive income (loss), net of tax	(90.1)	(116.1)	29.9	85.9	(90.4)
Total comprehensive income (loss)	(137.0)	(123.4)	(29.9)	153.3	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	—	—	—	—	—
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$(137.0)	$(123.4)	$(29.9)	$153.3	$(137.0)

Condensed Consolidating Balance Sheet
As of December 31, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$4.8	$3.5	$4.8	$—	$13.1
Receivables, less allowances for doubtful accounts	487.6	86.1	125.2	—	698.9
Intercompany receivables	—	688.5	—	(688.5)	—
Inventories	94.2	121.4	56.9	—	272.5
Other current assets	54.8	22.9	12.1	—	89.8
Total current assets	641.4	922.4	199.0	(688.5)	1,074.3

Property, plant and equipment—net	1,032.2	667.7	225.6	—	1,925.5
Investment in consolidated entities	1,849.8	4.3	—	(1,854.1)	—
Goodwill and intangible assets—net	0.5	954.9	39.5	—	994.9
Intercompany loan receivable	421.6	2.0	—	(423.6)	—
Other long-term assets	37.9	57.1	76.0	—	171.0

Total assets	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$213.0	$97.3	$90.7	$—	$401.0
Intercompany accounts payable	678.8	—	9.7	(688.5)	—
Current portion of long-term debt and capital lease obligations	116.0	6.1	12.5	—	134.6
Other current liabilities	199.0	114.1	40.1	—	353.2
Total current liabilities	1,206.8	217.5	153.0	(688.5)	888.8

Long-term debt and capital lease obligations	1,213.0	5.9	53.3	—	1,272.2
Intercompany loan payable	—	336.2	87.4	(423.6)	—
Other long-term liabilities	276.0	436.3	4.8	—	717.1
Total liabilities	2,695.8	995.9	298.5	(1,112.1)	2,878.1

Total common stock and other equity and noncontrolling interests	1,287.6	1,612.5	241.6	(1,854.1)	1,287.6

Total liabilities and shareholders' equity	$3,983.4	$2,608.4	$540.1	$(2,966.2)	$4,165.7

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$3.1	$2.5	$11.3	$—	$16.9
Receivables, less allowances for doubtful accounts	386.4	72.6	126.1	—	585.1
Intercompany receivables		457.2		(457.2)	—
Inventories	84.0	92.1	66.8	—	242.9
Other current assets	49.6	79.9	15.6	—	145.1
Total current assets	523.1	704.3	219.8	(457.2)	990.0

Property, plant and equipment—net	1,107.0	573.1	246.3	—	1,926.4
Investment in consolidated entities	1,470.4	14.2	—	(1,484.6)	—
Goodwill and intangible assets—net	0.3	949.9	48.3	—	998.5
Intercompany loan receivable	398.0	2.0	—	(400.0)	—
Other long-term assets	41.5	51.6	90.9	—	184.0

Total assets	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$151.8	$37.8	$96.2	$—	$285.8
Intercompany accounts payable	427.7	—	29.5	(457.2)	—
Current portion of long-term debt and capital lease obligations	94.7	9.5	19.5	—	123.7
Other current liabilities	186.8	113.5	43.0	—	343.3
Total current liabilities	861.0	160.8	188.2	(457.2)	752.8

Long-term debt and capital lease obligations	1,152.7	13.7	60.6	—	1,227.0
Intercompany loan payable	—	336.2	63.8	(400.0)	—
Other long-term liabilities	290.9	581.6	10.9	—	883.4
Total liabilities	2,304.6	1,092.3	323.5	(857.2)	2,863.2

Total common stock and other equity and noncontrolling interests	1,235.7	1,202.8	281.8	(1,484.6)	1,235.7

Total liabilities and shareholders' equity	$3,540.3	$2,295.1	$605.3	$(2,341.8)	$4,098.9

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2013

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$106.6	$301.2	$33.3	$—	$441.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(55.4)	(81.0)	(13.1)	—	(149.5)
Acquisition related investing activities—net of cash acquired	(41.6)	(250.3)	—	—	(291.9)
Intercompany investing activities	(287.2)	(212.9)	—	500.1	—
Other investing activities	6.2	4.6	—	—	10.8
Net cash from investing activities	(378.0)	(539.6)	(13.1)	500.1	(430.6)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(95.3)	(8.9)	(8.3)	—	(112.5)
Borrowings on revolving credit facilities	1,504.9	—	123.9	—	1,628.8
Payments on revolving credit facilities	(1,345.1)	—	(129.9)	—	(1,475.0)
Payment of dividends	(56.4)	—	—	—	(56.4)
Intercompany financing activities	255.6	252.8	(8.3)	(500.1)	—
Other financing activities	9.4	(4.5)	—	—	4.9
Net cash from financing activities	273.1	239.4	(22.6)	(500.1)	(10.2)

Effect of exchange rates on cash and cash equivalents	—	—	(4.1)	—	(4.1)
Net increase (decrease) in cash and cash equivalents	1.7	1.0	(6.5)	—	(3.8)
Cash and cash equivalents at beginning of year	3.1	2.5	11.3	—	16.9
Cash and cash equivalents at end of year	$4.8	$3.5	$4.8	$—	$13.1

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$328.4	$(0.6)	$26.4	$—	$354.2

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(42.1)	(37.9)	(23.5)	—	(103.5)
Acquisition related investing activities—net of cash acquired	45.1	(32.5)	—	—	12.6
Intercompany investing activities	(409.3)	40.0	153.6	215.7	—
Other investing activities	23.5	15.4	(18.1)	—	20.8
Net cash from investing activities	(382.8)	(15.0)	112.0	215.7	(70.1)

FINANCING ACTIVITIES
Payments of long-term debt and capital lease obligations	(81.0)	(9.6)	(5.0)	—	(95.6)
Borrowings on revolving credit facilities	141.7	—	128.6	—	270.3
Payments on revolving credit facilities	(176.7)	—	(119.0)	—	(295.7)
Payment of dividends	(151.8)	—	—	—	(151.8)
Intercompany financing activities	313.2	32.5	(130.0)	(215.7)	—
Other financing activities	2.1	(14.9)	—	—	(12.8)
Net cash from financing activities	47.5	8.0	(125.4)	(215.7)	(285.6)

Effect of exchange rates on cash and cash equivalents	—	—	(7.2)	—	(7.2)
Net increase (decrease) in cash and cash equivalents	(6.9)	(7.6)	5.8	—	(8.7)
Cash and cash equivalents at beginning of year	10.0	10.1	5.5	—	25.6
Cash and cash equivalents at end of year	$3.1	$2.5	$11.3	$—	$16.9

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Quad/Graphics, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
OPERATING ACTIVITIES
Net cash from operating activities	$70.2	$266.2	$34.7	$—	$371.1

INVESTING ACTIVITIES
Purchases of property, plant and equipment	(62.3)	(85.7)	(20.3)	—	(168.3)
Acquisition related investing activities—net of cash acquired	(50.8)	(4.6)	(1.2)	—	(56.6)
Intercompany investing activities	(145.8)	(152.3)	—	298.1	—
Other investing activities	16.0	19.5	5.1	—	40.6
Net cash from investing activities	(242.9)	(223.1)	(16.4)	298.1	(184.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	649.0	—	—	—	649.0
Payments of long-term debt and capital lease obligations	(747.7)	(22.3)	(5.3)	—	(775.3)
Borrowings on revolving credit facilities	719.0	7.8	169.6	—	896.4
Payments on revolving credit facilities	(691.0)	(8.8)	(179.8)	—	(879.6)
Payment of dividends	(28.2)	—	—	—	(28.2)
Intercompany financing activities	303.2	—	(5.1)	(298.1)	—
Other financing activities	(22.0)	(13.8)	—	—	(35.8)
Net cash from financing activities	182.3	(37.1)	(20.6)	(298.1)	(173.5)

Effect of exchange rates on cash and cash equivalents	—	—	(8.2)	—	(8.2)
Net increase (decrease) in cash and cash equivalents	9.6	6.0	(10.5)	—	5.1
Cash and cash equivalents at beginning of year	0.4	4.1	16.0	—	20.5
Cash and cash equivalents at end of year	$10.0	$10.1	$5.5	$—	$25.6